Note 8 - Fair Value - Fair Value Of Financial Instruments Amortised Cost - Instruments Carried At Cost - Assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	€ 736,176,000,000	€ 697,737,000,000	€ 675,675,000,000
Cash cash balances at central banks and other demand deposits [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	65,355,000,000	44,111,000,000	58,024,000,000
Cash cash balances at central banks and other demand deposits [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	0	0	0
Cash cash balances at central banks and other demand deposits [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	165,000,000	192,000,000	172,000,000
Financial Assets at amortized cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	35,196,000,000	29,391,000,000	21,419,000,000
Financial Assets at amortized cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	15,066,000,000	217,279,000,000	204,619,000,000
Financial Assets at amortized cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Contributed To Consolidated Group Assets	€ 324,005,000,000	€ 196,119,000,000	€ 193,819,000,000